Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		20 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Revenues:
Oil and Gas Sales	$ 87,129		$ 87,129
Operating expenses:
General and administrative	(112,504)	(161,161)	(223,032)	(362,716)	(319,230)	(341,469)	(660,699)
Professional expenses	(31,031)		(51,035)		(290,887)		(290,887)
Loss from operations	(56,406)	(161,161)	(186,938)	(362,716)	(610,117)	(341,469)	(951,586)
Other expenses:
Interest expense	(558)	(2,916)	(1,116)	(3,745)	(8,579)	(531)	(9,110)
Loss before income tax	(56,964)	(164,077)	(188,054)	(366,461)	(618,695)	(342,000)	(960,695)
Income tax expense
Net loss	$ (56,964)	$ (164,077)	$ (188,054)	$ (366,461)	$ (618,695)	$ (342,000)	$ (960,695)
Basic and diluted loss per common shares	$ 0.00	$ 0	$ 0	$ 0	$ (0.03)	$ (0.02)
Basic and diluted weighted average common shares outstanding	21,290,000	20,700,000	21,290,000	20,700,000	20,868,795	19,605,159